September 26, 1995




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for the Smith Barney Managed Governments
Fund, Inc. (the
"Fund")
File No. 811-4061

Dear Sirs:

Enclosed for filing pursuant to Rule 24f-2 on behalf of the Smith
Barney Managed
Governments  Fund, Inc. are the following:
     1. One copy of the Fund's Rule 24f-2 Notice for its fiscal year ended July 31, 1995;

2. One copy of the legal opinion with respect to the Fund's shares, the registration of which
is made definite pursuant to the above-mentioned Notice.       3.
 Pursuant to Rule 24f-2
(c),
no registration fee was necessary. If there are any questions regarding this filing, please contact the undersigned at (212) 816-6550. Please return an electronic transmittal as evidence of your receipt of this filing.
Very truly yours,



Thomas M. Reynolds
Controller


Enclosures

cc:  Christina Sydor









SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Rule 24f-2 NOTICE

FOR

SMITH BARNEY MANAGED GOVERNMENTS FUND, INC
(Name of Registrant)

388 Greenwich Street, New York, NY 10013
(Address of principal executive offices)

Common Stock, $.001 par value
(Title of securities with respect to which Notice is filed)  File
No. 811-4061

The following information is required pursuant to Rule 24f-2(b)
(1):       (I). Period for
which
Notice is filed:

               August 1, 1994 to July 31, 1995

     (ii).     Number or amount of securities of the same class
or series which had been
registered under the Securities Act of 1933, as amended, other than pursuant to
Rule
24f-2 but which remained unsold at the beginning of such fiscal year:
55,541,975

     (iii). Number and amount of securities, if any, registered during such fiscal year other

  than pursuant to Rule 24f-2:            None

     (iv).     Number and amount of securities sold during such
fiscal year*:
21,232,922
shares
          $261,072,301


     (v). Number and amount of securities sold during such fiscal year in reliance upon
registration pursuant to Rule 24f-2*:              21,232,922
shares
          $261,072,301


An opinion of counsel with respect to the legality of the above shares accompanies this
Notice.  DATED:    September 26, 1995



                         SMITH BARNEY MANAGED GOVERNMENTS FUND
INC
                                   By
                                                Thomas M.
Reynolds,  AssistantTreasurer


                                                 * Excludes
shares issued upon reinvestment of dividends.
     (1) The actual aggregate sales price for which such securities were sold was
$261,072,301. During the fiscal ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $391,232,326. No portion of
such redemption price has been applied by the Registrant pursuant to Rule 24f-2(a) in a filing made pursuant to Section 24(e) (1) of the Investment Company Act of 1940, as amended.
Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $261,072,301 - $391,232,326 = ($130,160,025) x
$.00034483 = $0.











































September 26, 1995


Smith Barney Managed Governments Fund, Inc.
388 Greenwich Street
New York, NY 10013


Dear Sirs:

In connection with the filing by Smith Barney Managed Governments
Fund, Inc., a
Maryland
corporation (the "Fund"), of a notice pursuant to Rule 24f-2 under the Investment
Company
Act of 1940, as amended (the "1940 Act"), for the Fund's fiscal year ended July 31, 1995, you have requested that the undersigned provide the legal opinion required by that Rule.
Upon the basis of such examination, I advise you that, in my opinion, the Shares were validly issued, fully paid and nonassessable by the Fund.
Also, I have relied as to certain matters on information from public officials, officers of the
Fund and other sources believed by me to be responsible.
I hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Fund's notice referred to above. In giving such consent, I do not thereby admit that I am in the category of persons whose consent is required under Section 7 of the
Securities Act of 1933.
Very truly yours,



Christina T. Sydor